Quarterly Holdings Report
for
Fidelity® Convertible Securities Fund
August 31, 2021
CVS-NPRT3-1021
1.805819.117
Corporate Bonds - 61.6%
		Principal Amount (a) (000s)	Value ($) (000s)
Convertible Bonds - 59.9%
COMMUNICATION SERVICES - 9.4%
Diversified Telecommunication Services - 0.2%
Bandwidth, Inc. 0.25% 3/1/26		2,400	3,108

Entertainment - 1.3%
Liberty Media Corp.:
0.5% 12/1/50(b)		1,721	1,992
2.25% 12/1/48(b)		178	234
Live Nation Entertainment, Inc.:
2% 2/15/25		247	278
2.5% 3/15/23		4,169	5,762
Spotify U.S.A., Inc. 0% 3/15/26 (b)		210	190
World Wrestling Entertainment, Inc. 3.375% 12/15/23		3,600	7,790
Zynga, Inc.:
0% 12/15/26(b)		5,479	5,475
0.25% 6/1/24		6,004	7,374
			29,095
Interactive Media & Services - 4.8%
Eventbrite, Inc.:
0.75% 9/15/26(b)		321	299
5% 12/1/25		589	975
fuboTV, Inc. 3.25% 2/15/26 (b)		240	231
IAC FinanceCo 2, Inc. 0.875% 6/15/26 (b)		3,612	6,038
IAC FinanceCo 3, Inc. 2% 1/15/30 (b)		3,607	6,448
IAC FinanceCo, Inc. 0.875% 10/1/22 (b)		2,642	8,257
Liberty TripAdvisor Holdings, Inc. 0.5% 6/30/51 (b)		1,600	1,340
Snap, Inc.:
0% 5/1/27(b)		5,175	6,043
0.25% 5/1/25		3,738	13,091
0.75% 8/1/26		4,116	13,794
TripAdvisor, Inc. 0.25% 4/1/26 (b)		222	203
Twitter, Inc. 0.25% 6/15/24		24,767	32,430
Zillow Group, Inc.:
0.75% 9/1/24		3,080	6,851
1.375% 9/1/26		1,523	3,442
2.75% 5/15/25		3,651	5,997
			105,439
Media - 3.1%
Cable One, Inc.:
0% 3/15/26(b)		262	276
1.125% 3/15/28(b)		260	281
DISH Network Corp.:
0% 12/15/25(b)		15,936	19,041
2.375% 3/15/24		9,612	9,324
3.375% 8/15/26		19,597	20,442
Gannett Co., Inc. 4.75% 4/15/24		1,450	1,312
Grizzly Merger Sub 1 LLC 1.75% 9/30/46 (b)		4,323	9,486
Liberty Broadband Corp.:
1.25% 9/30/50(b)		210	222
2.75% 9/30/50(b)		210	233
Liberty Interactive LLC 1.75% 9/30/46 (b)		1,748	4,184
Liberty Media Corp.:
1% 1/30/23		1,735	2,428
1.375% 10/15/23		193	269
TechTarget, Inc. 0.125% 12/15/25 (b)		935	1,251
			68,749
TOTAL COMMUNICATION SERVICES			206,391

CONSUMER DISCRETIONARY - 10.0%
Auto Components - 0.3%
LCI Industries 1.125% 5/15/26 (b)		5,010	5,330
Veoneer, Inc. 4% 6/1/24		201	330
			5,660
Automobiles - 2.7%
Fisker, Inc. 2.5% 9/15/26 (b)		200	189
Ford Motor Co. 0% 3/15/26 (b)		21,435	22,241
Tesla, Inc. 2% 5/15/24		3,185	37,702
			60,132
Diversified Consumer Services - 0.3%
2U, Inc. 2.25% 5/1/25		2,024	3,032
Chegg, Inc.:
0% 9/1/26		140	149
0.125% 3/15/25		2,409	4,088
			7,269
Hotels, Restaurants & Leisure - 2.3%
Airbnb, Inc. 0% 3/15/26 (b)		270	259
Bloomin' Brands, Inc. 5% 5/1/25		93	223
Booking Holdings, Inc. 0.75% 5/1/25		7,662	11,147
Carnival Corp. 5.75% 4/1/23		3,367	8,436
Cracker Barrel Old Country Store, Inc. 0.625% 6/15/26 (b)		210	215
DraftKings, Inc. 0% 3/15/28 (b)		227	217
Expedia, Inc. 0% 2/15/26 (b)		225	235
Marriott Vacations Worldwide Corp.:
0% 1/15/26(b)		200	215
1.5% 9/15/22		181	207
NCL Corp. Ltd.:
5.375% 8/1/25		2,450	4,029
6% 5/15/24		2,119	4,394
Penn National Gaming, Inc. 2.75% 5/15/26		2,899	10,287
Royal Caribbean Cruises Ltd.:
2.875% 11/15/23(b)		2,410	3,002
4.25% 6/15/23		5,400	7,270
Shake Shack, Inc. 0% 3/1/28 (b)		260	231
The Cheesecake Factory, Inc. 0.375% 6/15/26		210	196
Vail Resorts, Inc. 0% 1/1/26 (b)		200	204
			50,767
Internet & Direct Marketing Retail - 1.5%
Etsy, Inc.:
0.125% 10/1/26		4,047	10,152
0.125% 9/1/27(b)		4,070	5,388
0.25% 6/15/28(b)		210	240
Farfetch Ltd. 3.75% 5/1/27		1,324	3,649
Fiverr International Ltd. 0% 11/1/25 (b)		2,250	2,511
Groupon, Inc. 1.125% 3/15/26 (b)		281	218
MercadoLibre, Inc. 2% 8/15/28		1,373	5,815
The RealReal, Inc.:
1% 3/1/28(b)		4,729	3,817
3% 6/15/25		132	141
Wayfair LLC 1.125% 11/1/24		120	293
			32,224
Leisure Products - 0.6%
Callaway Golf Co. 2.75% 5/1/26		3,690	6,524
Peloton Interactive, Inc. 0% 2/15/26 (b)		8,130	7,327
			13,851
Specialty Retail - 1.9%
American Eagle Outfitters, Inc. 3.75% 4/15/25		1,081	3,885
Burlington Stores, Inc. 2.25% 4/15/25		1,490	2,239
Dick's Sporting Goods, Inc. 3.25% 4/15/25		5,196	21,287
National Vision Holdings, Inc. 2.5% 5/15/25		2,667	5,346
Shift Technologies, Inc. 4.75% 5/15/26 (b)		3,260	3,700
Vroom, Inc. 0.75% 7/1/26 (b)		223	187
WH Smith PLC 1.625% 5/7/26 (Reg. S)	GBP	4,200	5,629
			42,273
Textiles, Apparel & Luxury Goods - 0.4%
Under Armour, Inc. 1.5% 6/1/24		3,779	7,932

TOTAL CONSUMER DISCRETIONARY			220,108

CONSUMER STAPLES - 0.6%
Food Products - 0.1%
Beyond Meat, Inc. 0% 3/15/27 (b)		2,520	2,291

Tobacco - 0.5%
Turning Point Brands, Inc. 2.5% 7/15/24		10,523	12,151

TOTAL CONSUMER STAPLES			14,442

ENERGY - 2.1%
Energy Equipment & Services - 0.0%
Vantage Drilling Co. 0% 7/15/43 (b)(c)(d)		20,000	451

Oil, Gas & Consumable Fuels - 2.1%
Antero Resources Corp. 4.25% 9/1/26 (b)		5,388	17,768
Arch Resources, Inc. 5.25% 11/15/25 (b)		3,811	8,328
Cheniere Energy, Inc. 4.25% 3/15/45		3,826	3,199
CNX Resources Corp. 2.25% 5/1/26		3,121	3,653
EQT Corp. 1.75% 5/1/26		3,466	5,087
Pioneer Natural Resources Co. 0.25% 5/15/25		5,247	7,827
			45,862
TOTAL ENERGY			46,313

FINANCIALS - 0.7%
Capital Markets - 0.4%
Coinbase Global, Inc. 0.5% 6/1/26 (b)		8,630	9,117

Consumer Finance - 0.0%
Upstart Holdings, Inc. 0.25% 8/15/26 (b)		220	248

Mortgage Real Estate Investment Trusts - 0.3%
Arbor Realty Trust, Inc. 4.75% 11/1/22		180	200
Hannon Armstrong Sustainable Infrastructure Capital, Inc.:
0% 8/15/23		180	234
4.125% 9/1/22		2,326	5,152
Starwood Property Trust, Inc. 4.375% 4/1/23		230	245
Two Harbors Investment Corp. 6.25% 1/15/26		190	198
			6,029
TOTAL FINANCIALS			15,394

HEALTH CARE - 6.9%
Biotechnology - 1.6%
BridgeBio Pharma, Inc.:
2.25% 2/1/29(b)		238	211
2.5% 3/15/27		1,400	2,011
Coherus BioSciences, Inc. 1.5% 4/15/26		205	222
Cytokinetics, Inc. 4% 11/15/26		270	880
Dynavax Technologies Corp. 2.5% 5/15/26 (b)		200	405
Exact Sciences Corp.:
0.375% 3/15/27		3,607	4,256
0.375% 3/1/28		4,842	5,471
1% 1/15/25		3,416	5,327
Halozyme Therapeutics, Inc. 1.25% 12/1/24		480	875
Insmed, Inc. 0.75% 6/1/28		200	215
Invitae Corp. 2% 9/1/24		150	186
Natera, Inc. 2.25% 5/1/27		1,392	4,371
Neurocrine Biosciences, Inc. 2.25% 5/15/24		2,754	3,618
Novavax, Inc. 3.75% 2/1/23		2,078	4,015
Sarepta Therapeutics, Inc. 1.5% 11/15/24		2,247	2,992
			35,055
Health Care Equipment & Supplies - 3.3%
Alphatec Holdings, Inc. 0.75% 8/1/26 (b)		220	228
CONMED Corp. 2.625% 2/1/24		1,646	2,550
DexCom, Inc.:
0.25% 11/15/25		4,112	4,729
0.75% 12/1/23		4,162	13,394
Envista Holdings Corp. 2.375% 6/1/25		6,242	13,165
Glaukos Corp. 2.75% 6/15/27		1,838	2,487
Haemonetics Corp. 0% 3/1/26 (b)		270	230
Insulet Corp.:
0.375% 9/1/26		4,831	6,954
1.375% 11/15/24		2,298	7,283
Integra LifeSciences Holdings Corp. 0.5% 8/15/25		230	266
LivaNova U.S.A., Inc. 3% 12/15/25		4,024	6,176
Mesa Laboratories, Inc. 1.375% 8/15/25		1,437	1,636
Nevro Corp. 2.75% 4/1/25		1,023	1,411
Novocure Ltd. 0% 11/1/25 (b)		200	222
SmileDirectClub, Inc. 0% 2/1/26 (b)		308	215
Tandem Diabetes Care, Inc. 1.5% 5/1/25 (b)		9,092	11,243
Varex Imaging Corp. 4% 6/1/25		190	299
			72,488
Health Care Providers & Services - 0.9%
1Life Healthcare, Inc. 3% 6/15/25		200	196
Accolade, Inc. 0.5% 4/1/26 (b)		220	256
Anthem, Inc. 2.75% 10/15/42		1,099	5,825
Guardant Health, Inc. 0% 11/15/27 (b)		10,835	12,618
Oak Street Health, Inc. 0% 3/15/26 (b)		1,200	1,108
			20,003
Health Care Technology - 0.5%
Allscripts Healthcare Solutions, Inc. 0.875% 1/1/27		900	1,166
Health Catalyst, Inc. 2.5% 4/15/25		947	1,784
Omnicell, Inc. 0.25% 9/15/25 (b)		2,491	4,115
Teladoc Health, Inc. 1.25% 6/1/27		2,580	2,732
Vocera Communications, Inc. 0.5% 9/15/26 (b)		200	207
			10,004
Life Sciences Tools & Services - 0.6%
Illumina, Inc. 0% 8/15/23		4,834	5,883
Nanostring Technologies, Inc. 2.625% 3/1/25		750	1,082
NeoGenomics, Inc.:
0.25% 1/15/28		194	194
1.25% 5/1/25		750	1,111
Repligen Corp. 0.375% 7/15/24		2,430	5,997
			14,267
Pharmaceuticals - 0.0%
Pacira Biosciences, Inc.:
0.75% 8/1/25		140	154
2.375% 4/1/22		199	211
			365
TOTAL HEALTH CARE			152,182

INDUSTRIALS - 5.9%
Aerospace & Defense - 0.6%
Parsons Corp. 0.25% 8/15/25 (b)		13,266	13,369

Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. 1.125% 10/15/24		2,096	2,319
Atlas Air Worldwide Holdings, Inc. 1.875% 6/1/24		2,880	3,836
			6,155
Airlines - 1.5%
American Airlines Group, Inc. 6.5% 7/1/25		2,775	4,152
JetBlue Airways Corp. 0.5% 4/1/26 (b)		10,945	10,760
Southwest Airlines Co. 1.25% 5/1/25		12,828	18,697
Spirit Airlines, Inc. 1% 5/15/26		315	291
			33,900
Construction & Engineering - 0.4%
Granite Construction, Inc. 2.75% 11/1/24		6,983	9,819

Electrical Equipment - 0.3%
Bloom Energy Corp. 2.5% 8/15/25		1,979	2,976
Plug Power, Inc. 3.75% 6/1/25		705	3,665
Sunrun, Inc. 0% 2/1/26 (b)		260	222
			6,863
Machinery - 1.0%
Chart Industries, Inc. 1% 11/15/24 (b)		1,321	4,230
Fortive Corp. 0.875% 2/15/22		1,920	1,931
John Bean Technologies Corp. 0.25% 5/15/26 (b)		2,590	2,767
Middleby Corp. 1% 9/1/25 (b)		2,180	3,289
The Greenbrier Companies, Inc. 2.875% 4/15/28 (b)		8,820	9,338
			21,555
Marine - 0.3%
Seaspan Corp. 3.75% 12/15/25 (b)		4,472	5,713

Professional Services - 1.1%
FTI Consulting, Inc. 2% 8/15/23		7,435	10,704
KBR, Inc. 2.5% 11/1/23		8,101	12,901
Upwork, Inc. 0.25% 8/15/26 (b)		220	222
			23,827
Road & Rail - 0.4%
Lyft, Inc. 1.5% 5/15/25		2,950	4,193
Uber Technologies, Inc. 0% 12/15/25 (b)		5,646	5,266
			9,459
TOTAL INDUSTRIALS			130,660

INFORMATION TECHNOLOGY - 21.3%
Communications Equipment - 0.3%
Lumentum Holdings, Inc.:
0.25% 3/15/24		1,601	2,426
0.5% 12/15/26		3,674	4,101
			6,527
Electronic Equipment & Components - 0.2%
II-VI, Inc. 0.25% 9/1/22		159	221
Insight Enterprises, Inc. 0.75% 2/15/25		1,764	2,741
Itron, Inc. 0% 3/15/26 (b)		212	202
Knowles Corp. 3.25% 11/1/21		198	220
			3,384
IT Services - 3.9%
Akamai Technologies, Inc.:
0.125% 5/1/25		7,406	9,498
0.375% 9/1/27		8,289	9,455
Fastly, Inc. 0% 3/15/26 (b)		2,627	2,227
MongoDB, Inc.:
0.25% 1/15/26		3,736	7,292
0.75% 6/15/24		415	2,383
Okta, Inc.:
0.125% 9/1/25		6,127	9,355
0.375% 6/15/26		6,880	8,990
Repay Holdings Corp. 0% 2/1/26 (b)		277	267
Sabre GLBL, Inc. 4% 4/15/25		96	158
Shift4 Payments, Inc.:
0% 12/15/25(b)		3,280	4,182
0.5% 8/1/27(b)		200	204
Shopify, Inc. 0.125% 11/1/25		3,855	5,092
Square, Inc.:
0% 5/1/26(b)		6,096	7,300
0.125% 3/1/25		3,497	7,849
0.25% 11/1/27(b)		3,470	4,286
0.5% 5/15/23		2,409	8,291
			86,829
Semiconductors & Semiconductor Equipment - 3.4%
Cree, Inc.:
0.875% 9/1/23		2,686	3,922
1.75% 5/1/26		3,331	6,387
Enphase Energy, Inc.:
0% 3/1/26(b)		260	253
0% 3/1/28(b)		260	253
0.25% 3/1/25(b)		1,850	4,114
MACOM Technology Solutions Holdings, Inc. 0.25% 3/15/26 (b)		3,270	3,324
Microchip Technology, Inc.:
1.625% 2/15/25		2,308	8,018
1.625% 2/15/27		3,427	8,004
2.25% 2/15/37		3,808	8,973
Nova Ltd. 0% 10/15/25 (b)		1,215	1,737
ON Semiconductor Corp.:
0% 5/1/27(b)		7,673	8,764
1.625% 10/15/23		3,762	8,180
Rambus, Inc. 1.375% 2/1/23		180	238
SMART Global Holdings, Inc. 2.25% 2/15/26		200	278
SolarEdge Technologies, Inc. 0% 9/15/25 (b)		4,140	5,324
Teradyne, Inc. 1.25% 12/15/23		2,057	7,828
Veeco Instruments, Inc. 3.75% 6/1/27 (b)		150	269
			75,866
Software - 13.5%
8x8, Inc. 0.5% 2/1/24		194	222
Alarm.com Holdings, Inc. 0% 1/15/26 (b)		238	219
Altair Engineering, Inc. 0.25% 6/1/24		3,124	5,129
Alteryx, Inc.:
0.5% 8/1/24		243	228
1% 8/1/26		298	274
Atlassian, Inc. 0.625% 5/1/23		2,520	11,252
Avalara, Inc. 0.25% 8/1/26 (b)		200	209
Avaya Holdings Corp. 2.25% 6/15/23		180	188
Bentley Systems, Inc. 0.125% 1/15/26 (b)		200	239
Bill.Com Holdings, Inc. 0% 12/1/25 (b)		200	363
BlackLine, Inc.:
0% 3/15/26(b)		250	237
0.125% 8/1/24		3,504	5,482
Box, Inc. 0% 1/15/26 (b)		7,633	9,064
Cerence, Inc. 3% 6/1/25		969	2,893
Ceridian HCM Holding, Inc. 0.25% 3/15/26 (b)		9,097	9,783
Cloudflare, Inc.:
0% 8/15/26(b)		5,500	5,447
0.75% 5/15/25		95	307
Coupa Software, Inc.:
0.125% 6/15/25		3,175	5,219
0.375% 6/15/26		6,741	7,592
Datadog, Inc. 0.125% 6/15/25		2,599	4,202
DocuSign, Inc. 0% 1/15/24 (b)		211	229
Dropbox, Inc.:
0% 3/1/26(b)		209	226
0% 3/1/28(b)		265	299
Dye & Durham Ltd. 3.75% 3/1/26 (b)(d)	CAD	11,108	8,956
Everbridge, Inc.:
0% 3/15/26(b)		9,000	9,921
0.125% 12/15/24		3,373	5,066
FireEye, Inc. 0.875% 6/1/24		5,743	6,128
Five9, Inc. 0.5% 6/1/25		3,683	5,004
Guidewire Software, Inc. 1.25% 3/15/25		2,797	3,334
HubSpot, Inc. 0.375% 6/1/25		2,229	5,503
j2 Global, Inc. 1.75% 11/1/26 (b)		188	237
LivePerson, Inc.:
0% 12/15/26(b)		5,577	6,023
0.75% 3/1/24		4,340	7,579
Medallia, Inc. 0.125% 9/15/25 (b)		160	171
MicroStrategy, Inc.:
0% 2/15/27(b)		5,854	4,641
0.75% 12/15/25(b)		133	250
Mitek Systems, Inc. 0.75% 2/1/26 (b)		226	280
Model N, Inc. 2.625% 6/1/25		147	184
NortonLifeLock, Inc. 2% 8/15/22 (b)		3,000	3,992
Nuance Communications, Inc.:
1% 12/15/35		4,005	9,111
1.25% 4/1/25		3,024	8,496
Nutanix, Inc. 0% 1/15/23		351	370
Pagerduty, Inc. 1.25% 7/1/25		1,647	2,150
Palo Alto Networks, Inc.:
0.375% 6/1/25		13,477	21,621
0.75% 7/1/23		12,142	21,213
Pegasystems, Inc. 0.75% 3/1/25		2,948	3,470
Progress Software Corp. 1% 4/15/26 (b)		3,800	3,818
Proofpoint, Inc. 0.25% 8/15/24		3,125	3,957
Q2 Holdings, Inc.:
0.125% 11/15/25(b)		206	192
0.75% 6/1/26		3,503	4,132
Rapid7, Inc.:
0.25% 3/15/27(b)		2,350	3,076
2.25% 5/1/25		3,600	7,390
RingCentral, Inc.:
0% 3/1/25		5,814	6,090
0% 3/15/26(b)		185	179
SailPoint Technologies Holding, Inc. 0.125% 9/15/24		3,081	5,329
ServiceNow, Inc. 0% 6/1/22		1,491	7,113
Splunk, Inc.:
0.5% 9/15/23		2,974	3,572
1.125% 9/15/25		5,267	6,615
1.125% 6/15/27		2,240	2,233
Tyler Technologies, Inc. 0.25% 3/15/26 (b)		8,400	9,473
Varonis Systems, Inc. 1.25% 8/15/25		1,200	2,745
Verint Systems, Inc. 0.25% 4/15/26 (b)		230	223
Vonage Holdings Corp. 1.75% 6/1/24		210	231
Workday, Inc. 0.25% 10/1/22		5,157	9,644
Workiva, Inc. 1.125% 8/15/26		943	1,745
Zendesk, Inc.:
0.25% 3/15/23		109	215
0.625% 6/15/25		6,425	8,469
Zscaler, Inc. 0.125% 7/1/25		3,742	7,186
			296,630
TOTAL INFORMATION TECHNOLOGY			469,236

MATERIALS - 1.3%
Chemicals - 0.2%
Livent Corp. 4.125% 7/15/25		1,384	4,119

Metals & Mining - 1.1%
Allegheny Technologies, Inc. 3.5% 6/15/25		170	238
Cleveland-Cliffs, Inc. 1.5% 1/15/25		174	528
Endeavour Mining Corp. 3% 2/15/23 (b)		4,560	5,486
MP Materials Corp. 0.25% 4/1/26 (b)		7,106	7,214
SSR Mining, Inc. 2.5% 4/1/39		3,335	4,169
United States Steel Corp. 5% 11/1/26		3,290	7,253
			24,888
TOTAL MATERIALS			29,007

REAL ESTATE - 1.5%
Equity Real Estate Investment Trusts (REITs) - 1.4%
IH Merger Sub LLC 3.5% 1/15/22		1,900	3,428
iStar Financial, Inc. 3.125% 9/15/22		200	380
Pebblebrook Hotel Trust 1.75% 12/15/26		11,538	12,753
Summit Hotel Properties, Inc. 1.5% 2/15/26		7,966	8,176
Uniti Fiber Holdings, Inc. 4% 6/15/24 (b)		5,884	7,480
			32,217
Real Estate Management & Development - 0.1%
Opendoor Technologies, Inc. 0.25% 8/15/26 (b)		220	245
Realogy Group LLC/Realogy Co-Issuer Corp. 0.25% 6/15/26 (b)		1,450	1,450
Redfin Corp.:
0% 10/15/25(b)		150	148
0.5% 4/1/27(b)		220	195
			2,038
TOTAL REAL ESTATE			34,255

UTILITIES - 0.2%
Electric Utilities - 0.2%
NRG Energy, Inc. 2.75% 6/1/48		2,734	3,331

Independent Power and Renewable Electricity Producers - 0.0%
NextEra Energy Partners LP 0% 6/15/24 (b)		210	214
Sunnova Energy International, Inc. 0.25% 12/1/26 (b)		200	242
			456
Multi-Utilities - 0.0%
CenterPoint Energy, Inc. 2.00% ZENS		4	263

TOTAL UTILITIES			4,050

TOTAL CONVERTIBLE BONDS			1,322,038
Nonconvertible Bonds - 1.7%
ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Alliance Resource Operating Partners LP / Alliance Resource Finance Corp. 7.5% 5/1/25 (b)		9,885	9,961

HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
Community Health Systems, Inc. 6.125% 4/1/30 (b)		3,700	3,729

INDUSTRIALS - 0.4%
Marine - 0.4%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (b)		8,185	8,195

MATERIALS - 0.7%
Metals & Mining - 0.7%
Infrabuild Australia Pty Ltd. 12% 10/1/24 (b)		13,860	14,792

TOTAL NONCONVERTIBLE BONDS			36,677
TOTAL CORPORATE BONDS (Cost $1,004,839)			1,358,715

Common Stocks - 15.9%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 3.2%
Entertainment - 0.4%
Score Media & Gaming, Inc. (e)	241,700	8,621
Interactive Media & Services - 2.0%
Alphabet, Inc. Class A (e)	4,600	13,312
Facebook, Inc. Class A (e)	39,000	14,796
Genius Sports Ltd. (e)	802,926	16,468
		44,576
Media - 0.4%
Meredith Corp. (e)	232,100	9,983
Wireless Telecommunication Services - 0.4%
Rogers Communications, Inc. Class B	158,300	8,070
TOTAL COMMUNICATION SERVICES		71,250
CONSUMER DISCRETIONARY - 1.3%
Hotels, Restaurants & Leisure - 1.0%
Boyd Gaming Corp. (e)	81,400	4,996
Caesars Entertainment, Inc. (e)	131,183	13,332
Kambi Group PLC (e)	138,141	3,679
		22,007
Specialty Retail - 0.3%
Bath & Body Works, Inc.	75,000	5,061
Victoria's Secret & Co. (e)	25,000	1,658
		6,719
TOTAL CONSUMER DISCRETIONARY		28,726
ENERGY - 2.8%
Oil, Gas & Consumable Fuels - 2.8%
DHT Holdings, Inc. (f)	7,543,812	41,715
Enterprise Products Partners LP	480,300	10,691
Enviva Partners LP	186,434	10,075
		62,481
FINANCIALS - 2.2%
Capital Markets - 1.2%
AllianceBernstein Holding LP	314,300	16,460
Lazard Ltd. Class A	211,800	10,039
		26,499
Diversified Financial Services - 1.0%
dMY Technology Group, Inc. III Class A (e)(f)	420,667	4,202
Equitable Holdings, Inc.	165,184	5,122
Sports Entertainment Acquisition Corp. Class A (e)	1,344,415	13,458
		22,782
TOTAL FINANCIALS		49,281
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Alder Biopharmaceuticals, Inc. rights (d)(e)	103,495	91
INDUSTRIALS - 0.6%
Aerospace & Defense - 0.2%
Astra Space, Inc. Class A (e)(f)	480,834	4,534
Electrical Equipment - 0.4%
Babcock & Wilcox Enterprises, Inc. (e)	1,161,526	8,479
Professional Services - 0.0%
Clarivate Analytics PLC (e)	2,053	52
TOTAL INDUSTRIALS		13,065
INFORMATION TECHNOLOGY - 2.8%
Communications Equipment - 0.4%
Cisco Systems, Inc.	156,400	9,231
Semiconductors & Semiconductor Equipment - 1.4%
Micron Technology, Inc.	116,015	8,550
NVIDIA Corp.	56,400	12,625
NXP Semiconductors NV	45,023	9,686
		30,861
Software - 0.5%
Adobe, Inc. (e)	14,900	9,889
Technology Hardware, Storage & Peripherals - 0.5%
Apple, Inc.	72,900	11,068
TOTAL INFORMATION TECHNOLOGY		61,049
MATERIALS - 3.0%
Containers & Packaging - 0.4%
O-I Glass, Inc. (e)	500,069	7,566
Metals & Mining - 2.6%
Agnico Eagle Mines Ltd. (United States) (f)	163,600	9,410
Newmont Corp.	388,800	22,547
Wheaton Precious Metals Corp.	580,100	26,144
		58,101
TOTAL MATERIALS		65,667
TOTAL COMMON STOCKS (Cost $287,961)		351,610

Convertible Preferred Stocks - 17.1%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 2.1%
Media - 0.6%
ViacomCBS, Inc. Series A 5.75%	210,660	14,228
Wireless Telecommunication Services - 1.5%
T-Mobile U.S., Inc. 5.25% (b)	27,050	32,212
TOTAL COMMUNICATION SERVICES		46,440
CONSUMER DISCRETIONARY - 0.7%
Auto Components - 0.5%
Aptiv PLC Series A, 5.50%	70,700	12,132
Internet & Direct Marketing Retail - 0.2%
Chewy, Inc. 6.50% (b)	1,700	3,322
TOTAL CONSUMER DISCRETIONARY		15,454
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Bunge Ltd. 4.875% (e)	1,900	219
FINANCIALS - 1.1%
Banks - 0.6%
Bank of America Corp. Series L, 7.25%	3,906	5,722
Wells Fargo & Co. 7.50%	4,046	6,033
		11,755
Capital Markets - 0.5%
KKR & Co. LP Series C, 6.00%	138,800	11,376
TOTAL FINANCIALS		23,131
HEALTH CARE - 4.6%
Health Care Equipment & Supplies - 3.8%
Becton, Dickinson & Co. 6.50%	253,600	13,867
Boston Scientific Corp. Series A, 5.50%	210,400	25,227
Danaher Corp.:
4.75%	11,100	24,107
Series B, 5.00%	12,350	21,205
		84,406
Health Care Technology - 0.1%
Change Healthcare, Inc. 6.00%	39,200	2,873
Life Sciences Tools & Services - 0.7%
Avantor, Inc. Series A, 6.25%	123,200	14,913
TOTAL HEALTH CARE		102,192
INDUSTRIALS - 0.8%
Construction & Engineering - 0.3%
Fluor Corp. 6.50% (b)	6,200	6,299
Machinery - 0.3%
Colfax Corp. 5.75%	32,400	6,330
Professional Services - 0.2%
Clarivate Analytics PLC 5.00% (e)	44,400	4,263
TOTAL INDUSTRIALS		16,892
INFORMATION TECHNOLOGY - 1.3%
IT Services - 0.0%
Sabre Corp. Series A, 6.50%	1,100	158
Semiconductors & Semiconductor Equipment - 1.3%
Broadcom, Inc. Series A, 8.00%	17,800	28,044
TOTAL INFORMATION TECHNOLOGY		28,202
MATERIALS - 0.9%
Metals & Mining - 0.9%
ArcelorMittal SA 5.50%	257,100	20,265
UTILITIES - 5.6%
Electric Utilities - 3.2%
American Electric Power Co., Inc. 6.125%	4,900	260
NextEra Energy, Inc.:
4.872%	447,500	27,638
5.279%	258,000	13,772
6.219%	156,200	8,421
PG&E Corp.	81,300	7,488
Southern Co. 6.75%	244,800	12,962
		70,541
Gas Utilities - 0.7%
Spire, Inc. (e)	91,100	4,591
UGI Corp. 7.125%	99,900	10,410
		15,001
Independent Power and Renewable Electricity Producers - 0.7%
The AES Corp. 6.875%	170,200	16,903
Multi-Utilities - 0.9%
Algonquin Power & Utilities Corp. 7.75% (e)	250,400	12,610
Dominion Energy, Inc. 7.25%	3,200	320
DTE Energy Co. 6.25% (e)	127,800	6,608
NiSource, Inc. 7.75%	2,200	228
		19,766
Water Utilities - 0.1%
Essential Utilities, Inc. 6.00%	24,500	1,496
TOTAL UTILITIES		123,707
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $296,252)		376,502

Money Market Funds - 7.1%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 0.06% (g)	136,659,877	136,687
Fidelity Securities Lending Cash Central Fund 0.06% (g)(h)	20,603,308	20,605
TOTAL MONEY MARKET FUNDS (Cost $157,292)		157,292

TOTAL INVESTMENT IN SECURITIES - 101.7% (Cost $1,746,344)	2,244,119
NET OTHER ASSETS (LIABILITIES) - (1.7)%	(38,144)
NET ASSETS - 100.0%	2,205,975

Currency Abbreviations
CAD	-	Canadian dollar
GBP	-	British pound
USD	-	U.S. dollar

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $473,524,000 or 21.5% of net assets.

(c)	Non-income producing - Security is in default.
(d)	Level 3 security
(e)	Non-income producing
(f)	Security or a portion of the security is on loan at period end.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	1,527	835,803	700,641	20	(2)	-	136,687	0.2%
Fidelity Securities Lending Cash Central Fund 0.06%	4,500	162,220	146,115	915	-	-	20,605	0.1%
Total	6,027	998,023	846,756	935	(2)	-	157,292

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
DHT Holdings, Inc.	47,660	5,642	16,137	910	(1,709)	6,261	-
Total	47,660	5,642	16,137	910	(1,709)	6,261	-

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities.Corporate Bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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